Non-underlying items - Summary of non-underlying items (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-underlying items
Net gain on disposals	€ 9,079	€ 3,564	€ 964
Costs in respect of disputes	1,095	(5,305)
Government grants	69	2,850	172
Restructuring costs		(4,967)
Cost related to the Reverse Recapitalization			(84,193)
Total non-underlying items	€ 10,243	€ (3,858)	€ (83,057)